Nonparticipant-Directed Investments (Tables)	12 Months Ended
Dec. 31, 2025
Honeywell Puerto Rico Savings Plan [Member]
Nonparticipant-Directed Investments [Abstract]
Changes in Net assets Relating to the Nonparticipant-directed Investments

Information about the net assets and the significant components of the changes in net assets relating to the nonparticipant-directed investments as of and for the year ended December 31, 2025, is as follows:

2025
(dollars in thousands)

Net assets:
Honeywell Common Stock Fund	$22,820

Changes in net assets:
Net (depreciation)	(2,108)
Dividends	502
Employer Contributions	2,293
Participant Contributions	788
Roll-over Contributions	30
Benefits Paid to Participants	(1,216)
Plan Expenses	(1)
Net transfers to participant-directed investments	(992)
Net change	$(704)